SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net income (loss) attributable to common shareholders	$ (89,931)	$ 454,590
Weighted average common shares outstanding - Basic	45,518,000	45,512,323
Weighted average common shares outstanding - Diluted	45,518,000	45,512,323
Loss per shares - basic	$ (0.00)	$ 0.01
Loss per shares - diluted	$ (0.00)	$ 0.01